Other Intangible Assets - Indefinite-Lived Other Intangible Assets (Detail) (In-process R&D [Member], EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
In-process R&D [Member]
Indefinite-lived Intangible Assets [Line Items]
Cost, Beginning Balance
Acquisitions through business combinations	147,485
Additions
Effect of changes in exchange rates	(8,059)
Cost, Ending Balance	€ 139,426